Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
September 30, 2025
XLI-NPRT3-1125
1.9884855.107
Municipal Securities - 95.2%
	Principal Amount (a)	Value ($)
Alabama - 3.0%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	288,015
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	314,907
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	109,137
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	74,701
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	157,304
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	257,757
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	390,661
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	431,734
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	411,649
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	408,574
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	565,896
		3,410,335
General Obligations - 2.7%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	6,530,000	7,037,941
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	1,190,000	1,250,172
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,162,842
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,920,000	3,049,433
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	100,000	101,143
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,095,000	1,097,242
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,045,000	4,324,048
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,760,000	6,282,937
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	3,250,000	3,576,670
		27,882,428
TOTAL ALABAMA		31,292,763
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	135,000	133,041
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	886,513
		1,019,554
TOTAL ALASKA		1,019,554
Arizona - 2.7%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	565,000	339,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	450,000	270,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	290,000	174,000
		783,000
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,585,000	1,684,121
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Inc Insured)	545,000	559,525
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,017,508
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	560,028
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	388,776
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,142,930
		3,668,767
Health Care - 0.3%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,609,571
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	9,991
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	8,945
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	661,409
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	629,374
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	370,091
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	300,000	282,231
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	300,000	255,623
		3,827,235
Housing - 0.7%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	349,720	345,515
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	6,775,000	6,750,412
		7,095,927
Industrial Development - 0.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(g)	3,220,000	3,274,718
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	2,190,000	2,208,184
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(g)	925,000	930,654
		6,413,556
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	245,193
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	361,222
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	460,276
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	563,825
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	763,010
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	407,318
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	1,000,000	668,741
		3,469,585
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (g)	300,000	312,856
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,038,327
TOTAL ARIZONA		28,293,374
Arkansas - 0.2%
General Obligations - 0.2%
Van Buren Ark Sch Dist No 042 3% 2/1/2047	2,135,000	1,581,669
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	85,000	89,255
TOTAL ARKANSAS		1,670,924
California - 6.9%
Education - 0.0%
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	132,986
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	205,585
		338,571
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,571,980
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,085,750
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,410,000	2,761,793
Middle Fork Project Finance Authority 5% 4/1/2026	1,000,000	1,007,765
		6,427,288
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	595,000	705,456
General Obligations - 2.6%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,225,000	1,320,599
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,765,000	4,041,051
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	5,430,000	5,839,909
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,210,487
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	323,337
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	405,000	467,503
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	242,496
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	337,393
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	1,030,000	634,922
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,265,000	1,768,940
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	1,022,947
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	5,782,975
State of California Gen. Oblig. 5% 3/1/2038	1,585,000	1,803,014
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,461,219
		27,256,792
Health Care - 0.1%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	4,270	0
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	117,534
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	234,993
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	192,196
		544,723
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	334,809	326,964
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,262,613	1,290,117
		1,617,081
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	225,000	208,664
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	10,435,000	1,107,012
Transportation - 2.8%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (h)	475,000	130,728
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (g)	5,000,000	5,504,460
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (g)	680,000	751,650
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (g)	2,000,000	2,038,807
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (g)	2,700,000	2,735,233
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (g)	175,000	176,591
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (g)	105,000	107,012
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (g)	1,390,000	1,494,784
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (g)	1,000,000	1,124,959
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (g)	815,000	825,494
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (g)	830,000	858,481
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (g)	1,105,000	1,162,426
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (g)	740,000	792,413
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (g)	560,000	579,039
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (g)	3,000,000	3,016,316
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (g)	1,400,000	1,473,155
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (g)	5,540,000	6,178,490
		28,950,038
Water & Sewer - 0.4%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	3,095,000	3,364,610
San Diego County Water Authority 5% 5/1/2047	635,000	664,705
		4,029,315
TOTAL CALIFORNIA		71,184,940
Colorado - 2.0%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	210,000	207,291
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	255,000	254,925
		462,216
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	40,631
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	50,000	50,238
		90,869
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	833,569
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	1,335,000	1,556,784
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,320,000	1,471,807
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	2,180,000	2,389,543
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	113,836
		5,531,970
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	190,000	194,554
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	725,000	661,416
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	199,392
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	375,000	418,878
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	944,991
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	670,000	507,491
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,462,021
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	110,000	110,567
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	275,000	281,524
		4,780,834
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	20,000	20,224
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	5,000	5,063
		25,287
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	490,797
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	782,219
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Inc Insured)	220,000	238,580
Vauxmont Metropolitan District 5% 12/15/2025 (Assured Guaranty Inc Insured)	40,000	40,177
		1,551,773
Transportation - 0.4%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (g)	50,000	51,254
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (g)	1,125,000	1,249,692
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (g)	2,945,000	3,036,664
		4,337,610
Water & Sewer - 0.3%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,151,595
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,236,600
		3,388,195
TOTAL COLORADO		21,002,323
Connecticut - 3.7%
Education - 1.0%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	302,504
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	223,043
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	345,952
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	900,703
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	959,107
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	577,643
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	435,047
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	215,000	209,466
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	685,553
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,127,110
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,164,126
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,036,822
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	740,946
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	456,859
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	492,748
		9,657,629
General Obligations - 1.1%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	333,232
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	882,912
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	548,151
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	302,614
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	247,706
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	533,561
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	447,135
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	445,120
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	565,075
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	393,573
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	274,658
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	327,514
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	537,594
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	530,716
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	726,819
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	115,000	116,458
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	300,000	311,394
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,103,172
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,761,622
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	190,128
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	750,000	837,077
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	125,000	126,840
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	90,000	90,173
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	97,462
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	140,000	140,263
		11,870,969
Health Care - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(e)	130,000	84,499
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	764,747
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	473,322
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	250,168
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	824,149
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	815,598
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	768,725
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	773,613
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,036,246
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	400,959
		6,192,026
Housing - 0.3%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	190,000	187,622
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 11/15/2025 (g)	300,000	300,592
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2026 (g)	425,000	429,517
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	205,466
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	241,673
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	235,505
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	136,137
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	193,026
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	228,459
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	238,421
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	242,779
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	410,490
		3,049,687
Special Tax - 0.7%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,534,108
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2035	1,820,000	2,101,626
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	2,325,000	2,506,181
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (e)	150,000	158,334
		7,300,249
TOTAL CONNECTICUT		38,070,560
District Of Columbia - 1.4%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2045	3,100,000	3,274,193
Special Tax - 0.0%
Washington Convention & Sports Authority 5% 10/1/2025	100,000	100,000
Transportation - 1.1%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (g)	440,000	449,018
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (g)	110,000	114,767
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (g)	55,000	58,493
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (g)	70,000	70,000
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (g)	730,000	787,866
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (g)	2,165,000	2,374,137
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (g)	1,655,000	1,828,308
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (g)	2,015,000	2,222,978
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	197,263
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	1,000,000	1,020,001
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	890,000	639,999
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	1,010,852
		10,773,682
TOTAL DISTRICT OF COLUMBIA		14,147,875
Florida - 2.9%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	536,765
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2036	750,000	837,888
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2038	500,000	548,186
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2041	700,000	745,816
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (e)	1,000,000	952,305
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	60,000	60,717
		3,681,677
Electric Utilities - 0.3%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Inc Insured)	175,000	193,429
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Inc Insured)	300,000	332,245
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Inc Insured)	475,000	518,803
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Inc Insured)	425,000	461,382
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Inc Insured)	475,000	507,028
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	450,000	476,841
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	400,000	421,043
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	400,000	420,647
		3,331,418
General Obligations - 0.0%
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2026	10,000	10,073
Health Care - 0.7%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	255,000	251,947
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	960,157
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	740,109
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,337
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	485,000	343,024
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	96,464
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	716,859
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	790,000	882,436
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	665,000	671,164
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,197
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	188,024
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	219,243
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	331,199
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	401,481
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	411,146
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	407,082
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	5,000	5,055
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	100,263
		7,246,187
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	300,000	300,905
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	55,000	55,359
		356,264
Resource Recovery - 0.1%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(g)	890,000	889,671
Special Tax - 0.1%
Tampa FL Tax Alloc 0% 9/1/2034 (h)	700,000	495,481
Tampa FL Tax Alloc 0% 9/1/2035 (h)	750,000	504,818
Tampa FL Tax Alloc 0% 9/1/2036 (h)	800,000	508,401
		1,508,700
Transportation - 1.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (g)	1,365,000	1,372,194
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (g)	1,000,000	1,005,698
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (g)	1,910,000	1,865,407
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	105,000	105,000
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	80,000	80,000
Greater Orlando Aviation Auth 5% 10/1/2031 (g)	125,000	129,017
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2025 (g)	300,000	300,000
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (g)	300,000	318,167
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (g)	430,000	442,506
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (g)	1,620,000	1,626,089
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (g)	2,750,000	2,808,549
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2038 (g)	910,000	995,087
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2040	300,000	291,363
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2025	245,000	245,000
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	145,000	148,287
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027 (g)	620,000	620,640
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (g)	735,000	803,991
		13,156,995
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	173,097
TOTAL FLORIDA		30,354,082
Georgia - 4.7%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	37,168
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,358,014
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	535,871
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	145,480
		2,076,533
Electric Utilities - 0.7%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	360,000	362,114
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	610,000	381,707
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	400,000	408,410
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	410,000	416,044
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	470,000	474,470
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	385,000	378,743
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	454,509
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	217,047
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	165,000	165,968
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026 (Assured Guaranty Inc Insured)	425,000	427,568
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Inc Insured)	400,000	421,592
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	58,832
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	360,000	393,499
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	330,000	358,660
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	280,000	304,318
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	396,161
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	590,000	648,269
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	165,000	178,831
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	160,000	166,382
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	1,395,000	1,423,997
		8,037,121
General Obligations - 2.8%
Decatur GA Pub Facs Auth Rev (Decatur GA Proj.) Gen. Oblig. 3% 2/1/2047	1,255,000	945,364
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	12,000,000	12,252,311
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	3,485,000	3,791,305
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	3,595,000	3,687,560
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,000,000	1,072,774
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	3,940,000	4,220,992
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	440,156
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	579,467
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,360,000	1,472,078
		28,462,007
Health Care - 0.2%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	218,956
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,400,819
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,259
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	5,000	5,004
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	195,000	193,027
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	188,172
		2,010,237
Industrial Development - 0.4%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025A, 5.25% 6/1/2040	615,000	646,284
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (e)	430,000	430,551
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (e)	1,090,000	1,069,028
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (e)	1,885,000	1,886,711
		4,032,574
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	1,360,000	1,459,335
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (g)	520,000	550,000
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2035 (g)	1,340,000	1,480,482
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,105,774
		3,136,256
TOTAL GEORGIA		49,214,063
Hawaii - 1.2%
General Obligations - 0.8%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,171
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,085,651
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,444,194
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,618,063
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,150,347
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,392,355
		7,695,781
Transportation - 0.4%
Hawaii St Arpts Sys Rev 5% 7/1/2045 (g)	2,500,000	2,564,395
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (g)	350,000	363,392
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (g)	1,245,000	1,282,945
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (g)	40,000	40,110
		4,250,842
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	455,000	514,160
TOTAL HAWAII		12,460,783
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	10,000	10,081
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	685,282
TOTAL IDAHO		695,363
Illinois - 8.7%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	628,228
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,198
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	30,588
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	55,061
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	292,518
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	98,605
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2025	200,000	200,000
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2026	200,000	204,856
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	200,000	214,315
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	200,000	207,237
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	369,129
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	244,768
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	229,429
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	434,572
Univ IL Brd Trustees Cfts Partn (University of Illinois Proj.) Series A, 5% 10/1/2026	15,000	15,024
University of Illinois Series 2018A, 5% 4/1/2030	100,000	105,891
		3,340,419
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	10,000	10,342
General Obligations - 4.5%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	15,000	15,119
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	360,928
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	164,628
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	153,648
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	420,123
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	130,040
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	103,734
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	562,678
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	922,949
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	4,285,000	4,462,684
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,042,902
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	936,163
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	215,000	215,785
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	406,700
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	647,998
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	8,086,583
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	375,571
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	1,445,000	1,537,160
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	1,490,000	1,588,127
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	1,985,000	2,125,788
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	462,329
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	509,349
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	180,000	180,272
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	91,469
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	92,398
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	46,639
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	185,000	169,631
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	1,990,894
Illinois St Gen. Oblig. 5% 2/1/2027	270,000	278,237
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	697,976
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,879,938
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	5,000	5,028
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	888,963
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	724,833
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	494,371
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,084,119
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	706,700
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,208,239
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,744,050
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	767,944
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	550,573
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	481,298
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	351,400
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,770,891
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	722,924
		47,159,773
Health Care - 0.9%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	335,388
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	620,000	627,280
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	485,000	489,040
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	1,000,000	1,016,948
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	835,000	743,653
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	687,308
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	150,000	150,273
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,117
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	255,709
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	40,000	40,946
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	30,000	30,596
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,113,905
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	285,000	225,032
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	526,128
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,071,798
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	846,857
		9,170,978
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	104,387
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	470,000	464,211
		568,598
Special Tax - 2.1%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	3,230,000	3,526,637
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	1,120,000	1,168,996
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (h)	420,000	279,196
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	1,200,000	1,102,340
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (h)	30,000	23,775
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	240,000	165,240
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	2,280,000	1,484,540
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (h)	1,725,000	873,817
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (h)	610,000	264,049
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (h)	1,680,000	684,345
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (h)	155,000	54,106
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,338,292
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	994,150
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,112,269
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,835,000	4,270,091
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,074,283
		21,416,126
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	200,000	200,119
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	50,000	50,818
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (g)	1,850,000	1,918,988
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,082,739
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (g)	300,000	327,030
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (g)	665,000	705,588
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (g)	1,715,000	1,856,968
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (g)	50,000	50,587
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2017, 4.8% tender 12/1/2043 (b)(e)(g)	2,000,000	2,052,921
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	105,000	107,021
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	231,918
		8,584,697
TOTAL ILLINOIS		90,250,933
Indiana - 1.3%
Education - 0.5%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,204,036
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,134,301
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,032,173
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	195,263
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	112,625
		4,678,398
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	50,000	49,292
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(g)	100,000	98,682
		147,974
General Obligations - 0.3%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,061,989
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	835,000	933,810
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,150,000	1,221,288
		3,217,087
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	122,797
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,860,000	1,667,177
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	50,979
		1,840,953
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	805,000	792,800
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	70,000	69,211
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	165,000	165,544
		1,027,555
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(g)	695,000	704,184
Special Tax - 0.0%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	360,000	372,759
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,047,226
TOTAL INDIANA		13,036,136
Iowa - 0.6%
Education - 0.4%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 6% 10/1/2055	3,000,000	3,132,886
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (g)	620,000	625,052
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (g)	155,000	160,693
		3,918,631
Tobacco Bonds - 0.2%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	403,878
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	258,274
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	526,117
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	641,193
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	757,115
		2,586,577
TOTAL IOWA		6,505,208
Kansas - 0.0%
General Obligations - 0.0%
Garden City Kans Gen. Oblig. 3% 11/1/2040	500,000	427,890
Kentucky - 1.6%
Education - 0.2%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2036	615,000	689,792
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2037	580,000	643,951
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2038	800,000	880,380
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2039	210,000	229,651
		2,443,774
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	1,000,000	979,183
General Obligations - 1.1%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	3,785,000	4,034,678
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	1,505,000	1,516,309
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	805,409
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	867,519
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	645,687
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	80,000	81,138
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	90,390
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	20,000	21,141
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	15,000	15,824
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	20,000	21,033
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,452
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,414
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,034,822
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	605,335
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	160,595
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	1,335,000	1,426,794
		11,347,540
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	175,000	168,053
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	300,000	297,574
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	370,000	324,619
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	369,271
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	85,000	91,442
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	70,000	71,309
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	946,066
		2,268,334
TOTAL KENTUCKY		17,038,831
Louisiana - 0.3%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,401
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	171,738
		187,139
Health Care - 0.0%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	195,017
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	100,000	103,408
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	118,918
		417,343
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	225,000	245,328
Transportation - 0.3%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (g)	2,000,000	1,987,289
TOTAL LOUISIANA		2,837,099
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,326
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,653,003
Auburn ME Series 2021, 2% 11/1/2036	500,000	388,630
		2,041,633
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	69,820
TOTAL MAINE		2,121,779
Maryland - 1.4%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	390,227
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	795,073
		1,185,300
General Obligations - 0.9%
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2044	505,000	334,024
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2045	515,000	342,280
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2046	525,000	341,988
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2047	540,000	345,950
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2048	550,000	346,951
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2049	560,000	348,066
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2050	570,000	348,749
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	841,438
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2025	1,610,000	1,610,000
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,690,890
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,038,392
		7,588,728
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	760,896
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	943,441
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	636,718
		2,341,055
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	335,000	334,704
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	122,264
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	40,000	40,539
		497,507
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	165,665
Transportation - 0.2%
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2040	2,000,000	2,106,603
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (g)	230,000	232,818
		2,339,421
TOTAL MARYLAND		14,117,676
Massachusetts - 1.9%
Education - 0.6%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,393,885
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	239,494
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	254,251
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	323,558
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	338,044
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	351,217
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	363,392
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	357,502
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	332,314
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	405,062
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	449,042
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	40,704
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	330,044
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,063,303
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	275,971
		6,517,783
General Obligations - 0.6%
Massachusetts St Gen. Oblig. 5% 1/1/2049	2,000,000	2,038,288
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,112,671
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	345,000	352,243
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,685,801
		6,189,003
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	167,512
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	202,431
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	37,616
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	195,000	196,969
		604,528
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	901,835
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	350,000	355,820
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	521,441
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,283,047
		3,062,143
Transportation - 0.3%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (g)	230,000	231,218
Massachusetts St Port Auth Rev 5% 7/1/2041 (g)	1,000,000	1,029,936
Massachusetts St Port Auth Rev 5% 7/1/2046 (g)	290,000	293,751
Massachusetts St Port Auth Rev 5% 7/1/2051 (g)	1,000,000	1,008,275
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (g)	500,000	509,182
		3,072,362
TOTAL MASSACHUSETTS		19,445,819
Michigan - 1.5%
Education - 0.4%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	686,401
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	751,908
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	701,517
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	534,669
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,000,000	1,030,821
		3,705,316
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	180,000	184,762
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	283,817
		468,579
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	130,210
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	270,762
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	272,253
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	164,317
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	55,000	55,150
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	393,091
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,416
		1,296,199
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	395,000	394,803
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	375,845
		770,648
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	50,000	50,840
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	114,305
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,120,232
		1,234,537
Transportation - 0.5%
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (g)	85,000	89,855
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2034 (g)	350,000	388,793
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2035 (g)	550,000	609,621
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2036 (g)	350,000	392,670
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2037 (g)	385,000	427,355
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2038 (g)	450,000	494,212
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2039 (g)	735,000	800,359
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2040 (g)	790,000	853,824
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	45,000	47,258
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (g)	150,000	150,843
		4,254,790
Water & Sewer - 0.4%
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	2,845,000	3,239,739
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	101,856
		3,341,595
TOTAL MICHIGAN		15,122,504
Minnesota - 0.8%
Education - 0.5%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	520,232
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	28,854
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	285,638
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,066,098
		4,900,822
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	2,040,724
Health Care - 0.0%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,048
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	130,000	138,830
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (g)	210,000	228,053
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (g)	520,000	552,789
		780,842
TOTAL MINNESOTA		7,921,266
Mississippi - 0.9%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	490,000	417,887
General Obligations - 0.9%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2030	250,000	273,612
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2031	500,000	552,314
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2032	500,000	556,798
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2033	575,000	643,719
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2034	375,000	420,300
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2035	500,000	557,878
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2036	700,000	769,262
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2037	625,000	678,781
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2038	625,000	672,680
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2039	850,000	908,045
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2040	750,000	811,143
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2041	665,000	712,505
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2042	850,000	902,024
		8,459,061
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	80,000	81,938
TOTAL MISSISSIPPI		8,958,886
Missouri - 0.8%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	1,000,000	1,075,002
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	241,633
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	106,753
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) 5% 11/15/2043	1,000,000	1,015,947
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	25,000	24,237
		1,388,570
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,066
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	355,000	350,843
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	830,000	837,242
		1,198,151
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (g)	1,170,000	1,250,857
Transportation - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (g)	1,780,000	1,595,726
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Inc Insured)	570,000	581,266
		2,176,992
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,159,430
TOTAL MISSOURI		8,249,002
Montana - 0.3%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	403,228
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	30,717
		433,945
Housing - 0.3%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	10,000	10,129
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	2,385,000	2,655,405
		2,665,534
TOTAL MONTANA		3,099,479
Nebraska - 1.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	180,493
Electric Utilities - 0.4%
Omaha Public Power District Series 2025 A, 5% 2/1/2039	4,055,000	4,504,542
General Obligations - 0.7%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,290,000	2,453,490
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	3,470,000	3,751,533
		6,205,023
Housing - 0.3%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (g)	25,000	25,090
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (g)	25,000	24,982
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	420,000	419,751
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2026 (g)	1,100,000	1,107,406
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030 (g)	400,000	422,711
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026 (g)	1,140,000	1,157,943
		3,157,883
TOTAL NEBRASKA		14,047,941
Nevada - 1.4%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	3,600,000	2,875,186
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	1,110,000	944,623
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	677,529
		4,497,338
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,500,000	1,478,431
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	175,000	176,218
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	20,000	20,142
		1,674,791
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	195,346
Transportation - 0.8%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (g)	3,500,000	3,595,672
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (g)	4,000,000	4,096,798
		7,692,470
TOTAL NEVADA		14,059,945
New Hampshire - 0.7%
General Obligations - 0.1%
Nashua NH Gen. Oblig. 2% 8/1/2039	435,000	322,251
Nashua NH Gen. Oblig. 2.125% 8/1/2040	440,000	321,203
Nashua NH Gen. Oblig. 2.125% 8/1/2041	315,000	222,532
		865,986
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	490,000	355,778
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,527,355
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	106,817
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	102,443
		2,092,393
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	213,975	215,125
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,583,224	1,469,627
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,439,369	1,381,071
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2020 2, 2.1% 7/1/2040	1,000,000	724,677
		3,790,500
TOTAL NEW HAMPSHIRE		6,748,879
New Jersey - 4.7%
Education - 1.3%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	222,855
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	769,701
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	600,531
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	623,112
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	699,697
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	737,619
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	893,161
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (g)	530,000	539,719
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (g)	500,000	501,198
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (g)	485,000	493,894
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (g)	850,000	883,030
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (g)	60,000	60,158
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (g)	40,000	41,520
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (g)	235,000	235,619
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (g)	205,000	208,759
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (g)	145,000	150,511
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (g)	3,780,000	4,065,798
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (g)	1,170,000	1,265,950
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,084,813
		14,077,645
Escrowed/Pre-Refunded - 0.0%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	507,701
General Obligations - 2.6%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	91,334
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	436,448
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	289,528
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	184,430
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	380,307
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	552,933
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	373,679
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	36,436
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	42,580
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	817,392
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	506,244
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	250,000	235,182
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (h)	780,000	593,962
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	144,264
New Jersey Trans Trust Fund Auth 4% 6/15/2038	185,000	183,457
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,400,778
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,771,573
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	328,983
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,106,894
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	220,385
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	4,190,000	4,578,703
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	1,310,000	1,375,296
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	2,765,000	2,889,312
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,147
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,059,082
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	720,000	711,273
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,252,025
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	894,734
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	280,966
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,596,343
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	560,500
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	532,192
		25,533,362
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	100,000	77,757
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	85,136
		162,893
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,917,543
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	435,000	424,293
		2,341,836
Transportation - 0.6%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	162,621
New Jersey Turnpike Authority 5% 1/1/2028	840,000	887,014
New Jersey Turnpike Authority 5% 1/1/2028	170,000	174,740
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,450,000	1,553,211
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	1,800,000	1,902,223
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033 (f)	370,000	422,858
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036	450,000	494,999
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	158,678
		5,756,344
TOTAL NEW JERSEY		48,379,781
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 10/15/2030 (g)	1,100,000	1,206,406
Port Auth NY & NJ Series 202, 5% 10/15/2029 (g)	500,000	514,654
		1,721,060
TOTAL NEW JERSEY,NEW YORK		1,721,060
New Mexico - 0.2%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (g)	1,045,000	1,059,256
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (g)	350,000	359,994
		1,419,250
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	5,000	5,109
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	5,000	4,967
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	5,000	4,747
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	13,727
		28,550
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	25,000	25,080
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	90,000	90,691
		115,771
TOTAL NEW MEXICO		1,563,571
New York - 7.9%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015B, 4% 7/1/2035	5,000	5,001
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,344,473
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	113,499
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	309,776
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	295,362
		2,068,111
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	500,000	492,500
General Obligations - 0.5%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,043,973
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,211,122
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	2,380,000	2,542,299
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	697,232
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	532,256
		6,026,882
Health Care - 0.2%
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2037	350,000	343,176
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2039	700,000	665,030
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Inc Insured)	600,000	605,131
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	100,000	86,398
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	100,000	79,700
		1,779,435
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	1,485,000	1,502,847
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	2,570,000	2,612,155
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,075,000	1,036,813
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	3,120,000	3,121,434
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	532,237
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	775,000	769,886
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (g)	15,000	14,973
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2025 (g)	765,000	765,000
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	760,000	753,462
		11,108,807
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	99,007
Other - 0.3%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2035	600,000	697,877
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2036	625,000	721,971
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2037	875,000	1,003,437
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2040	260,000	290,628
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	747,342
		3,461,255
Special Tax - 2.8%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	1,025,000	1,066,038
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,191,406
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,397,923
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	3,915,000	4,199,110
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	765,000	791,817
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	769,188
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	782,523
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	1,005,649
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	1,000,680
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	3,550,000	3,736,513
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	1,000,739
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,435,000	1,339,667
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,252,062
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,172,305
		27,705,620
Transportation - 2.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	1,857,277
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	135,491
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2025	1,635,000	1,638,932
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,348,938
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,229,411
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	100,000	101,333
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,020,000
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2020, 5% 10/1/2040 (g)	1,000,000	1,010,444
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (g)	380,000	415,372
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (g)	590,000	638,036
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (g)	645,000	690,258
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (g)	325,000	345,723
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (g)	220,000	232,155
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (g)	590,000	617,990
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (g)	1,430,000	1,485,880
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (g)	1,090,000	1,125,330
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (g)	925,000	948,464
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (g)	840,000	855,533
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (g)	420,000	424,554
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (g)	625,000	641,643
		21,762,764
Water & Sewer - 0.8%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	1,350,000	1,381,310
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	4,650,000	4,931,946
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	170,365
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	109,020
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	378,832
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	253,317
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	220,572
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	450,413
		7,895,775
TOTAL NEW YORK		82,400,156
North Carolina - 0.8%
Health Care - 0.4%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	280,000	225,687
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	292,805
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	300,000	299,273
Unc Health Nash Series 2025, 5% 2/1/2045	1,300,000	1,327,216
Unc Health Nash Series 2025, 5.5% 2/1/2043	1,130,000	1,217,012
Unc Health Nash Series 2025, 5.5% 2/1/2044	995,000	1,065,833
		4,427,826
Transportation - 0.4%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Inc Insured)	3,590,000	3,684,207
TOTAL NORTH CAROLINA		8,112,033
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	790,000	548,234
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	140,000	138,434
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	465,000	457,715
		596,149
TOTAL NORTH DAKOTA		1,144,383
Ohio - 4.8%
Education - 1.5%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2034 (Build America Mutual Assurance Co Insured)	1,030,000	1,164,611
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,265,000	2,398,248
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,511,867
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	2,000,000	2,088,499
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	585,000	586,310
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	220,000	223,618
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2045 (Build America Mutual Assurance Co Insured)	7,235,000	7,535,423
		15,508,576
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	563,921
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	178,595
		742,516
General Obligations - 0.3%
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	148,769
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	228,195
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	321,925
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	217,408
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	417,579
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	354,618
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	292,494
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	522,040
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	533,267
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	116,889
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	173,863
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	210,916
		3,537,963
Health Care - 0.5%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	495,000	501,247
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2038	1,500,000	1,508,657
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	397,593
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	393,164
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	407,237
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	415,650
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	359,470
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	325,827
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	320,000	321,748
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	103,181
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	224,675
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	243,236
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	262,266
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	280,017
		5,743,968
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,131
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	3,330,000	3,307,223
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	350,000	384,107
		3,701,461
Special Tax - 0.8%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,306,654
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	202,235
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	200,000	201,286
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	57,431
		8,767,606
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,105,000	1,489,186
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,300,000	1,091,342
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	390,806
		2,971,334
Transportation - 0.8%
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (g)	5,645,000	5,865,755
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2025	800,000	803,821
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,348,293
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	79,518
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	203,783
		8,301,170
Water & Sewer - 0.1%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	845,838
TOTAL OHIO		50,120,432
Oklahoma - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	120,741
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	65,000	71,498
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (g)	200,000	200,437
TOTAL OKLAHOMA		392,676
Oregon - 0.9%
General Obligations - 0.6%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (g)	1,000,000	1,048,879
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2041 (g)	1,250,000	1,326,110
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2042 (g)	1,395,000	1,468,063
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2043 (g)	1,075,000	1,123,795
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (h)	2,460,000	1,145,144
		6,111,991
Health Care - 0.0%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	596,375
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	136,856
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	570,000	573,331
		710,187
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2045	1,220,000	1,329,557
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (g)	240,000	253,168
Port of Portland Arpt Rev 5% 7/1/2045 (g)	650,000	659,074
		912,242
TOTAL OREGON		9,660,352
Pennsylvania - 6.1%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (c)	170,000	81,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (c)	270,000	129,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (c)	300,000	144,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	306,007
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (g)	410,000	432,613
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,182
		1,104,002
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	835,000	874,766
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,101,113
		1,975,879
General Obligations - 0.9%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	851,893
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,895,000	2,025,634
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	323,898
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	462,817
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	520,887
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	467,983
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	224,338
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	3,060,000	3,404,913
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	172,550
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	423,840
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	337,283
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	80,000	85,626
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	50,984
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	315,000	321,386
		9,674,032
Health Care - 0.5%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (e)	2,575,000	2,791,310
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	35,569
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	495,929
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	380,106
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	100,749
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	330,000	283,084
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	167,116
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	167,421
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	763,537
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 5% 12/1/2028	45,000	45,120
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	45,711
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	101,665
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	135,000	135,964
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	185,000	186,413
		5,699,694
Housing - 0.8%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	613,977
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027 (g)	1,160,000	1,200,676
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	470,677
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,081,601
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	765,513
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	1,100,000	1,112,309
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	516,978
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	490,351
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	514,582
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,103,369
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	505,832
		8,375,865
Transportation - 3.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (g)	2,105,000	2,106,483
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (g)	1,280,000	1,270,890
Pennsylvania Turnpike Commission 5.25% 12/1/2055	2,215,000	2,347,927
Pennsylvania Turnpike Commission Series 2015 B, 5% 12/1/2045	265,000	265,987
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	884,295
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	672,812
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,098,166
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	7,730,589
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2044	5,580,000	5,923,288
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2041	1,215,000	1,216,411
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	1,000,000	1,092,149
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (g)	50,000	51,002
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (g)	595,000	638,299
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (g)	2,920,000	2,964,458
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (g)	4,020,000	4,162,715
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (g)	425,000	448,208
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (g)	1,000,000	1,076,514
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (g)	1,000,000	1,069,272
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (g)	745,000	801,161
		35,820,626
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,068,944
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	70,000	71,933
		1,140,877
TOTAL PENNSYLVANIA		63,790,975
Puerto Rico - 0.7%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	2,273,421	1,623,716
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,590,803
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	560,780
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,069,446
		4,844,745
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (e)	900,000	936,898
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	250,000	260,249
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	460,000	473,762
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	640,000	574,382
		2,245,291
TOTAL PUERTO RICO		7,090,036
Rhode Island - 0.5%
Education - 0.5%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	492,311
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	584,643
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,022,703
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,163,144
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (g)	35,000	34,920
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (g)	730,000	778,774
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (g)	725,000	763,644
		4,840,139
General Obligations - 0.0%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	354,398
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	296,230
		650,628
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	15,000	15,088
TOTAL RHODE ISLAND		5,505,855
South Carolina - 1.9%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	906,701
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2031	1,250,000	1,401,252
South Carolina St Svc Auth Rev 5% 12/1/2032	1,100,000	1,239,322
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2026	140,000	142,174
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	500,000	507,223
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,176
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,418,552
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	417,691
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	590,042
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	130,708
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	211,385
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,562,600
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	107,451
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	195,000	198,395
		7,941,971
Health Care - 0.8%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	1,150,000	1,160,580
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,294,666
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,085,654
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	891,414
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	179,644
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	17,750
		8,629,708
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	30,000	30,328
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	225,000	247,266
		277,594
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (g)	1,475,000	1,517,037
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (g)	520,000	525,272
		2,042,309
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2043	435,000	344,776
TOTAL SOUTH CAROLINA		20,143,059
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2017, 4% 7/1/2042	500,000	453,830
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	369,895
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	1,150,000	1,266,397
		2,090,122
TOTAL SOUTH DAKOTA		2,090,122
Tennessee - 1.5%
Education - 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	967,862
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	845,779
		1,813,641
General Obligations - 0.9%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,653,018
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	6,180,000	6,683,577
		9,336,595
Health Care - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	512,612
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	355,000	351,358
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	190,000	187,405
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	55,157
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	56,733
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	121,669
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	110,000	109,881
		882,203
Transportation - 0.3%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (g)	450,000	456,515
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (g)	200,000	202,959
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (g)	1,315,000	1,329,780
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (g)	655,000	677,090
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (g)	75,000	75,197
		2,741,541
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	895,000	542,614
TOTAL TENNESSEE		15,829,206
Texas - 7.8%
Education - 0.6%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	579,546
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	540,000	468,694
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,320,000	1,025,411
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	1,500,000	1,408,793
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	360,634
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,033,522
		5,876,600
Electric Utilities - 0.3%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	785,544
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	764,434
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,135
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	1,000,000	1,056,077
		2,611,190
General Obligations - 2.1%
Austin TX Cmnty College Dist 5% 8/1/2026	200,000	203,942
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	152,302
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	254,767
Burton Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	510,000	418,681
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	501,829
City of Waco TX Gen. Oblig. Series 2021 A, 2% 2/1/2043	545,000	352,456
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2045	565,000	357,017
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	735,000	653,984
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	2,305,000	2,587,577
Deer Pk Tex Gen. Oblig. 4% 3/15/2041	300,000	295,867
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,405,000	1,481,427
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2042 (Assured Guaranty Inc Insured)	615,000	398,359
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	385,000	375,761
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	150,000	140,205
Greenville Tex Gen. Oblig. Series 2021, 2.5% 2/15/2051	1,000,000	646,915
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2025	690,000	690,000
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	921,487
Harris Cnty TX Mud 480 Gen. Oblig. Series 2019, 3% 4/1/2044 (Assured Guaranty Inc Insured)	1,000,000	749,013
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,733
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,163,121
Katy TX Ind Sch Dist Series 2021 D, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,164,174
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (h)	1,000,000	702,016
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	700,000	768,112
Leander Independent School District Series 2025 B, 5% 8/15/2029	970,000	1,056,707
Longview Tex Gen. Oblig. Series 2021, 3% 9/1/2041	395,000	330,002
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	494,156
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,590,000	1,607,031
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	872,262
San Jacinto TX Cmnty College Dist Series 2022, 2.625% 2/15/2047	1,485,000	1,009,734
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	919,269
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	295,000	332,105
Wharton TX Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,320,000	920,734
		22,546,745
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	201,872
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,419
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/2042	470,000	443,239
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	325,622
		981,152
Housing - 0.3%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	465,000	473,310
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	940,000	1,033,281
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	1,305,000	1,335,711
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	118,577	106,098
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	90,000	89,929
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	55,000	55,665
		3,093,994
Transportation - 2.3%
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	700,480
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	706,606
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	593,898
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	911,960
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,172,940
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,165,710
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,015,821
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (g)	1,000,000	1,008,233
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (g)	200,000	203,225
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (g)	120,000	125,752
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (f)(g)	5,250,000	5,858,295
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	2,545,000	2,664,697
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (g)	320,000	320,469
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (g)	25,000	25,425
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	2,845,000	2,049,292
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,082,961
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040	725,000	780,027
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	245,000	263,246
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,075,000	1,199,174
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	979,962
Texas Transportation Commission 0% 8/1/2041 (h)	250,000	118,026
		23,946,199
Water & Sewer - 2.1%
Bastrop Tex Wtr & Wastewater Util Sys Rev 3% 8/1/2047	1,430,000	1,049,220
City of Georgetown TX Series 2025, 5% 8/15/2029	700,000	762,873
City of Georgetown TX Series 2025, 5% 8/15/2030	725,000	803,448
City of Georgetown TX Series 2025, 5% 8/15/2031	650,000	728,677
City of Georgetown TX Series 2025, 5% 8/15/2032	825,000	931,907
City of Georgetown TX Series 2025, 5% 8/15/2033	525,000	595,602
City of Georgetown TX Series 2025, 5% 8/15/2034	670,000	762,793
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	2,450,000	1,775,828
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	660,000	711,717
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	3,360,000	2,431,704
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2032	320,000	360,895
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2033	465,000	527,575
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2045	955,000	992,834
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,027,789
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	457,052
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2034	600,000	675,006
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	613,830
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	450,000	497,919
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045	1,230,000	1,276,287
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046	1,295,000	1,340,197
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047	750,000	775,157
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	2,360,000	2,511,523
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,265
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	475,000	486,323
		22,101,421
TOTAL TEXAS		81,157,301
Utah - 0.3%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	130,142	105,308
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	500,000	507,879
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	1,146,000	1,182,443
		1,690,322
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (g)	385,000	390,639
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (g)	175,000	181,602
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (g)	310,000	337,521
		909,762
TOTAL UTAH		2,705,392
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (g)	620,000	626,886
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	240,000	236,096
TOTAL VERMONT		862,982
Virginia - 0.7%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	108,226
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	510,297
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5.5% 4/1/2045	625,000	632,273
		1,250,796
General Obligations - 0.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	182,717
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,924,728
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,758,260
		3,865,705
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	291,660
Housing - 0.1%
Virginia Housing Development Authority Series 2020 E, 2.3% 7/1/2040	1,000,000	751,794
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (g)	1,465,000	1,479,126
TOTAL VIRGINIA		7,639,081
Washington - 2.0%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	520,968
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	297,446
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	550,000	550,000
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (e)	740,000	800,888
		2,169,302
General Obligations - 0.3%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,133,755
Health Care - 0.1%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	99,911
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	100,000	92,181
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	759,342
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,154
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,287
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	100,118
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	530,000	487,529
		1,554,522
Housing - 0.6%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	236,771
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	200,000	196,361
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) 2.75% 12/1/2034	2,105,000	1,914,128
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,036,002
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	535,711
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	547,872
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2026 (WA Single Family Prog 11/1/10 Guaranteed)	970,000	985,289
		5,452,134
Special Tax - 0.4%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	296,360
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,805,000	1,211,846
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	250,000	194,002
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,621,369
		4,323,577
Transportation - 0.2%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (g)	350,000	358,315
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (g)	100,000	90,657
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (g)	495,000	503,484
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (g)	305,000	316,428
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (g)	860,000	912,177
		2,181,061
Water & Sewer - 0.2%
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2036	900,000	1,031,379
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2040	400,000	439,126
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2041	500,000	542,087
		2,012,592
TOTAL WASHINGTON		20,826,943
West Virginia - 0.1%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 4% 1/1/2038	745,000	669,408
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	50,889
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	245,000	225,454
		945,751
TOTAL WEST VIRGINIA		945,751
Wisconsin - 1.2%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (e)	95,000	93,520
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	211,828
		305,348
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (e)	5,000	5,494
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	80,000	80,652
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	95,000	95,774
		181,920
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2038	265,000	201,102
New Richmond Wis Sch Dist 4% 4/1/2043	1,940,000	1,832,870
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,507,109
		3,541,081
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	291,068
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	75,000	75,534
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	285,392
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	228,391
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	45,000	43,746
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	40,000	37,558
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	64,466
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	159,765
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	162,606
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	609,366
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	42,339
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046	95,000	86,730
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	5,000	5,040
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	275,083
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	138,767
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2054	2,500,000	2,632,324
		5,138,175
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	105,000	103,492
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	1,870,000	1,365,100
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	500,000	395,000
		1,760,100
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (g)	835,000	915,510
Water & Sewer - 0.0%
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2038	305,000	226,991
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2039	315,000	225,158
		452,149
TOTAL WISCONSIN		12,397,775
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 12/1/2025 (g)	375,000	376,108
TOTAL MUNICIPAL SECURITIES (Cost $1,005,412,243)		988,250,907

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $52,450,969)	3.29	52,440,481	52,450,969

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,057,863,212)	1,040,701,876
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,882,047)
NET ASSETS - 100.0%	1,037,819,829

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,801,755 or 1.5% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h)	Zero coupon bond which is issued at a discount.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	75,363,702	157,366,718	180,279,451	1,360,391	-	-	52,450,969	52,440,481	1.7%
Total	75,363,702	157,366,718	180,279,451	1,360,391	-	-	52,450,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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